787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Equity Trust

Post-Effective Amendment No. 358 to Registration Statement on Form N-1A

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of Legg Mason Partners Equity Trust, a Maryland statutory trust (the “Trust”), Post-Effective Amendment No. 358 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A with respect to Permal Alternative Core Fund (the “Fund”).

The Amendment is being filed to make changes to the Fund’s expense cap limitation arrangement, under which acquired fund fees and expenses were excluded from the calculation of the expense cap. These changes became effective on February 1, 2016 and were disclosed in supplements dated November 4, 2015 to the Fund’s current summary prospectus and prospectus dated May 1, 2015.

The disclosures in the Fund’s prospectus and Statement of Additional Information (“SAI”) have been updated to reflect changes to portfolio management policies during the Fund’s fiscal year. The disclosures in the sections of the prospectus captioned “More on fund management” through the end of the prospectus are substantially similar to the prospectuses of other funds managed by Legg Mason that have been reviewed by the Staff. Similarly the disclosures in the sections of the SAI captioned “Management” through the end of the SAI are substantially similar to the SAIs of other Legg Mason funds that have been reviewed by the Staff. Consequently, on behalf of the Trust, I hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on April 24, 2016 pursuant to Rule 485(a)(1) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

Neesa P. Sood, Willkie Farr & Gallagher LLP

Christopher Chan, Willkie Farr & Gallagher LLP